Earnings (Loss) Per Share (Details) - Schedule of earnings loss per share - basic and diluted (Parentheticals) - $ / shares	6 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Earnings Loss Per Share - Basic and Diluted [Abstract]
Weighted average ordinary shares outstanding diluted	60,277,202	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
Earnings (loss) per share diluted	$ 0.06		$ (0.3)		$ (0.38)	$ (0.04)	$ 0.03

[1]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.